23. Revenue	12 Months Ended
Dec. 31, 2017
Net revenue
Revenue

	12/31/2017	12/31/2016	12/31/2015
Passenger transportation	9,479,242	8,948,170	8,954,034
Cargo	354,561	324,492	318,573
Mileage revenue	800,976	622,567	421,348
Other revenue (*)	657,609	652,602	690,044
Gross revenue	11,292,388	10,547,831	10,383,999

Related tax	(716,366)	(680,496)	(605,992)
Net revenue	10,576,022	9,867,335	9,778,007

(*) Includes revenues from unused passenger tickets, reissued tickets and cancellation of flight tickets of R$433,639, R$430,898, R$449,263, for the years ended December 31, 2017, 2016 and 2015, respectively

Revenues are net of federal, state and municipal taxes, which are paid to the appropriate government entities.

Revenue by geographical location is as follows:

	12/31/2017%		12/31/2016%		12/31/2015%
Domestic	9,044,990	85.5	8,395,364	85.1	8,670,023	88.7
International	1,531,032	14.5	1,471,971	14.9	1,107,984	11.3
Net revenue	10,576,022	100.0	9,867,335	100.0	9,778,007	100.0